Long-term debt	6 Months Ended
Jun. 30, 2023
Long-Term Debt and Trust Preferred Securities [Abstract]
Disclosure of Long-Term Debt [text block]	Long-term debt in € m. Jun 30, 2023 Dec 31, 2022 Senior debt: Bonds and notes Fixed rate 73,541 63,986 Floating rate 7,441 14,571 Other 30,069 41,588 Subordinated debt: Bonds and notes Fixed rate 11,082 9,644 Floating rate 0 1,491 Other 189 245 Total long-term debt 122,323 131,525